Commitments and Contingencies (Details) - $ / shares	1 Months Ended	12 Months Ended
	Sep. 21, 2018	Dec. 31, 2020	Mar. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Purchase price (in Dollars per share)			$ 11.65
Description of underwriting agreement		The underwriters were paid a cash underwriting discount of $0.20 per unit, or approximately $3 million in the aggregate at the closing of the Initial Public Offering and $192,889 in conjunction with the underwriters’ partial exercise of its overallotment option. In addition, the underwriters are entitled to a deferred underwriting commissions of $0.40 per unit, or approximately $6 million in the aggregate from the closing of the Initial Public Offering and $771,556 from the underwriters’ partial exercise of its overallotment option will be payable to the underwriters. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional units of shares		2,250,000
Underwriters exercised a partial exercise	1,928,889
Purchase price (in Dollars per share)	$ 10.00